Movements of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 1,956	$ 1,018
Charge to expenses	27	685
Write off	(312)	(335)
Provision in connection with the losses caused by an employee (Note 20)		537
Provision in connection with the acquisitions	441
Exchange difference	88	51
Balance at end of the year	$ 2,200	$ 1,956